Financial Instruments (Details 4) - 12 months ended Dec. 31, 2024 - Interest rate swap contract [member] € in Thousands, Ft in Thousands, $ in Thousands	EUR (€)	HUF (Ft)	USD ($)
Loan To Finance Lukovac Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	0.75%
Par Value Of Hedged Contract	€ 15,807		$ 16,455
Repayment Date Of Hedged Contract	31/03/2031
Carrying Value Of Hedged Contract			728
Loan To Finance Picasso Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	1.08%
Par Value Of Hedged Contract	€ 66,974		69,718
Repayment Date Of Hedged Contract	31/03/2039
Carrying Value Of Hedged Contract			4,202
Loan To Finance Gecama Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	6 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	0.147%
Par Value Of Hedged Contract	€ 131,801		137,200
Repayment Date Of Hedged Contract	30/06/2035
Carrying Value Of Hedged Contract			18,728
Loan To Finance Attila Projects [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 monthBubor
Interest Rates Under Interest Rate Swaps After Hedging	1.445%-3.7%
Par Value Of Hedged Contract		Ft 11,732,624	29,782
Repayment Date Of Hedged Contract	31/12/2030
Carrying Value Of Hedged Contract			4,152
Loan To Finance Bjorn Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	6 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	0.526%
Par Value Of Hedged Contract	€ 155,739		162,119
Repayment Date Of Hedged Contract	28/12/2040
Carrying Value Of Hedged Contract			22,019
Loan To Finance Raaba Acdc Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	2.908%
Par Value Of Hedged Contract	€ 8,161		8,496
Repayment Date Of Hedged Contract	30/12/2033
Carrying Value Of Hedged Contract			(334)
Loan To Finance Raaba Flow Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	2.809%
Par Value Of Hedged Contract	€ 18,160		18,903
Repayment Date Of Hedged Contract	30/12/2033
Carrying Value Of Hedged Contract			(639)
Loan To Finance The Pupin Project [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	3 month Euribor
Interest Rates Under Interest Rate Swaps After Hedging	2.987%
Par Value Of Hedged Contract	€ 54,726		56,968
Repayment Date Of Hedged Contract	31/03/2040
Carrying Value Of Hedged Contract			(3,482)
Loan to finance the Atrisco project - PV [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	SOFR
Interest Rates Under Interest Rate Swaps After Hedging	4.0712%
Par Value Of Hedged Contract			121,444
Repayment Date Of Hedged Contract	30/09/2049
Carrying Value Of Hedged Contract			(482)
Loan to finance the Atrisco project - BESS [Member]
Disclosure of detailed information about financial instruments [line items]
Original Interest Rates Under Interest Rate Swaps	6 month SOFR
Interest Rates Under Interest Rate Swaps After Hedging	4.1049%
Par Value Of Hedged Contract			177,771
Repayment Date Of Hedged Contract	30/09/2049
Carrying Value Of Hedged Contract			$ (1,222)